DISCONTINUED OPERATIONS (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 12, 2018	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Severance and related benefits		$ 97,812	$ 167,464	$ 408,905	$ 1,009,894
Dr. Karim [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost of disposal paid	$ 120,000
Number of shares cancelled	1,450,000
Summit Healthtech, Inc. [Member] | Dr Arif Karim [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued				1,450,000
Clinical and Test Kit Operations [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Severance and related benefits					$ 165,000